Summary of Warrants Exercise Transactions Explanatory (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) shares $ / shares	Jun. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	1,404,447
Exercise Price | $ / shares		$ 21.25	$ 22.00	$ 36.00
Proceeds from exercise of options | $	$ 20,087
September 2019 Investor Warrants [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	80,000
Exercise Price | $ / shares	$ 41.25
Proceeds from exercise of options | $	$ 3,300
February 2020 Investor Warrants [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	69,565
Exercise Price | $ / shares	$ 30.00
Proceeds from exercise of options | $	$ 2,087
July 2020 Investor Warrants [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	841,822
Exercise Price | $ / shares	$ 11.25
Proceeds from exercise of options | $	$ 9,471
July 2020 Placement Agent Warrants [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	74,667
Exercise Price | $ / shares	$ 14.0625
Proceeds from exercise of options | $	$ 1,050
August 2020 Investor Warrants [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	303,595
Exercise Price | $ / shares	$ 11.75
Proceeds from exercise of options | $	$ 3,567
August 2020 Placement Agent Warrants [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	34,798
Exercise Price | $ / shares	$ 17.6015625
Proceeds from exercise of options | $	$ 612